Submission	Feb. 11, 2026
Submission [Line Items]
Central Index Key	0001880613
Registrant Name	Direct Digital Holdings, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A